Finance lease receivable (Tables)	12 Months Ended
Mar. 31, 2018
Leases 1 [Abstract]
Current and non-current finance lease receivables

	March 31, 2018 R’000	March 31, 2017 R’000

Total finance lease receivable	—	162
Short-term portion receivable within 12 months	—	140
Long-term portion receivable after 12 months	—	22

Net investment in finance leases

	March 31, 2018 R’000	March 31, 2017 R’000

Gross finance lease receivable – minimum lease payments:
Not later than one year	—	145
Later than one year but not later than five years	—	22
	—	167
Unearned finance income	—	(5)
Net investment in finance leases	—	162

The net investment in finance leases may be analyzed as follows:

	March 31, 2018 R’000	March 31, 2017 R’000

Not later than one year	—	140
Later than one year but not later than five years	—	22
Net investment in finance leases	—	162